State Street Blackstone High Income ETF Investment Strategy - State Street Blackstone High Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, Blackstone Liquid Credit Strategies LLC (the “Sub-Adviser”) will invest the Fund's assets primarily in U.S. dollar denominated high yield debt securities. High yield debt securities include high yield corporate bonds, senior loans and debt tranches of U.S. collateralized loan obligations (“CLOs”). The Fund will invest in CLOs to gain indirect exposure to senior loans. High yield debt securities (commonly known as “junk” bonds) are securities that are rated at the time of investment BB+ or lower by S&P Global Ratings or Fitch Ratings Inc., Ba1 or lower by Moody's Investors Service, Inc. or equivalent ratings by another nationally recognized statistical rating organization, or if unrated, determined by the Sub-Adviser to be of comparable quality. The Fund may invest in debt securities of any maturity. The Fund may invest up to 100% of its net assets in either high yield corporate bonds or senior loans. The Fund's investments in CLOs will not exceed 15% of its net assets (measured at the time of investment). In pursuing its investment objective, the Fund seeks to outperform a composite benchmark comprising 50% high yield bonds and 50% high yield senior loans with less volatility than the general bond and loan markets over full market cycles. The high yield bond portion of the composite benchmark is represented by the ICE BofA US High Yield Constrained Index, and the senior loan portion is represented by the Morningstar LSTA US Leveraged Loan Index. The Fund seeks to maximize performance while minimizing risk (“risk-adjusted returns”) by investing in high yield corporate bonds, senior loans, and debt tranches of U.S. CLOs using a top-down asset allocation approach coupled with bottom-up security selection. The top-down asset allocation approach evaluates macroeconomic, technical, fundamental, and relative value factors to determine allocation weights among the asset classes that the Sub-Adviser believes will result in the best long-term risk-adjusted returns compared to the composite benchmark. The bottom-up security selection process relies on fundamental credit research to dictate security selection within each asset class, seeking to capture credit risk premium by exploiting potential mispricing at the individual security level. When constructing the Fund's portfolio, the Sub-Adviser manages the Fund's asset class, industry, ratings, liquidity and issuer exposures in an effort to optimize the Fund's risk-adjusted returns. The Fund's investment strategy may result in a high portfolio turnover rate. High Yield Corporate Bonds With respect to the high yield corporate bond portion of the Fund's portfolio, the Sub-Adviser applies a systematic approach to security selection and portfolio construction. This approach focuses on the credit risk of companies issuing the corporate bonds (i.e., the risk of loss due to the uncertainty in a debtor's ability to meet its financial obligations). Under normal circumstances, the Sub-Adviser utilizes a proprietary model (the “Model”) that incorporates data including but not limited to fundamental balance-sheet information, real-time information embedded in equity and options markets, and a database of historical defaults. The Model seeks to identify the most liquid, positively mispriced credit issues, while minimizing exposure to systematic credit risks (e.g., macroeconomic risks such as interest rate and currency fluctuations, market volatility, and industry or sector risk). The Sub-Adviser uses a variety of risk-management tools to produce risk measures for investments that are monitored in “real-time,” providing potential early-warning capabilities. Using information provided by the Model, the Sub-Adviser seeks to construct a high yield corporate bond portfolio that delivers excess returns compared to the ICE BofA US High Yield Constrained Index. The Sub-Adviser also seeks to actively diversify exposure in an attempt to mitigate risk specific to individual issuers or sectors in the Fund's high yield corporate bond portfolio, and seeks to generate returns through its integration of technology, infrastructure, ongoing research, and credit expertise. Senior Loans and CLOs With respect to the senior loan portion of the Fund's portfolio, the Sub-Adviser seeks to construct a portfolio of senior loans and CLOs that provide exposure to senior loans utilizing a traditional bottom-up discretionary approach to credit selection that relies on fundamental credit analysis in an effort to minimize the loss of the Fund's capital. The Fund invests predominantly in senior loans that are made to businesses operating in North America, but may also invest in senior loans made to businesses operating outside of North America. The Fund may invest in senior loans directly, either from the borrower as part of a primary issuance or in the secondary market through assignments of portions of senior loans from third parties, or participations in senior loans, which are contractual relationships with an existing lender in a loan facility whereby the Fund purchases the right to receive principal and interest payments on a loan but the existing lender remains the record holder of the loan. Under normal market conditions, it is expected that the Fund's senior loan investments will maintain an average interest rate duration of less than 90 days. Loan interest rate duration is based on the actual remaining time until the applicable reference rate is reset for each individual loan. In addition, when making investments, the Sub-Adviser seeks to maintain appropriate liquidity and price transparency for the Fund. The Sub-Adviser expects to invest in senior loans, either directly or indirectly through CLOs, possessing the following attributes, which it believes will help generate higher risk-adjusted total returns: Leading, defensible market positions. The Sub-Adviser intends to invest in senior loans made to companies that it believes have developed strong positions within their respective markets and exhibit the potential to maintain sufficient cash flows and profitability to service their obligations in a range of economic environments. The Sub-Adviser will seek companies that it believes possess advantages in scale, scope, customer loyalty, product pricing, or product quality versus their competitors, thereby minimizing business risk and protecting profitability. Investing in companies with positive cash flow. The Sub-Adviser intends to invest in senior loans made primarily to established companies which have demonstrated a record of profitability and cash flows over several economic cycles. The Sub-Adviser believes such companies are well-positioned to maintain consistent cash flow to service and repay their obligations and maintain growth in their businesses or market share. The Sub-Adviser does not intend to invest primarily in start-up companies, companies in turnaround situations or companies with speculative business plans. Proven management teams. The Sub-Adviser intends to focus on investments in senior loans made to companies that have experienced management teams with established track records of success. The Sub-Adviser will typically require companies to have in place proper incentives to align management's goals with the Fund's goals. Private equity sponsorship. The Sub-Adviser may seek to invest in senior loans made to issuers sponsored by what it believes to be high-quality private equity firms. The Sub-Adviser believes that a private equity sponsor's willingness to invest significant sums of equity capital into a company is an implicit endorsement of the quality of the investment. Further, private equity sponsors of companies with significant investments at risk have the ability and a strong incentive to contribute additional capital in difficult economic times should operational issues arise. Diversification, concentration and reliance on other lenders. The Sub-Adviser will seek to invest broadly among companies and industries, thereby potentially reducing the risk of a downturn in any one company or industry having a disproportionate impact on the value of the Fund's portfolio. While the Fund looks to the underlying borrower of a bank loan, rather than the bank originating the loan, for purposes of determining the industry concentration of investments, it is possible that under a different interpretation the Fund may be deemed to concentrate its investments in the financial services industries. Loans, and the collateral securing them, are typically monitored by agents for the lenders, which may be the originating bank or banks. The Fund may be affected by the creditworthiness of the agent bank and other intermediate participants in a senior loan, in addition to the borrower, since rights that may exist under the loan against the borrower if the borrower defaults are typically asserted by or through the agent bank or intermediate participant. Agents are typically large commercial banks, although for senior loans that are not broadly syndicated they can also include thrift institutions, insurance companies or finance companies (or their affiliates). Such companies may be especially susceptible to the effects of changes in interest rates resulting from changes in U.S. or foreign fiscal or monetary policies, governmental regulations affecting capital raising activities or other economic or market fluctuations. Other Investments In seeking to achieve risk-adjusted returns, the Fund may also invest in bonds and CLOs rated investment grade as measured at the time of investment. The Fund may also invest in US Treasuries and Notes, and Federal Agency issued securities for cash management purposes. The Fund may invest in derivatives including futures and forward contracts, and swaps (including total return swaps, and interest rate and credit default swaps) to manage yield, interest rate exposure (also known as duration), weighted average maturity, and exposure to credit quality. In addition, the Fund may use government bond futures for hedging purposes. The Fund may also invest in exchange traded funds (“ETFs”) as a way to gain exposure to certain asset classes and/or securities that are consistent with the principal investment strategy of the Fund. The Fund may invest in certain ETFs that pay fees to the Adviser and its affiliates for management, marketing or other services. Sale of Fund Investments If circumstances cause the Sub-Adviser to determine there is a likelihood the value of an existing investment will decline over time, the Fund may, if the Sub-Adviser believes that circumstances require, exit the investment. The circumstances giving rise to the Sub-Adviser's determination may, but will not necessarily, coincide with a downgrade of a senior loan, high yield corporate bond or other security's credit rating.